February 11, 2025

BNY MELLON FUNDS TRUST

BNY Mellon Mid Cap Multi-Strategy Fund

BNY Mellon Small Cap Multi-Strategy Fund

Supplement to Current Prospectus

The following information supersedes and replaces the information in the fourth paragraph in the section "Fund Summary – BNY Mellon Mid Cap Multi-Strategy Fund – Portfolio Management" in the prospectus:

Investment decisions for the Mid Cap Growth Strategy are made by a team of investment professionals employed by NIMNA. The team has consisted of Karen Behr since September 2021 and Monty Kori since February 2025. Ms. Behr and Mr. Kori are portfolio managers at NIMNA.

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The following information supersedes and replaces the information in the fourth paragraph in the section "Fund Summary – BNY Mellon Small Cap Multi-Strategy Fund – Portfolio Management" in the prospectus:

Investment decisions for the Small Cap Growth Strategy are made by a team of investment professionals employed by NIMNA. The team has consisted of Karen Behr since September 2021 and Monty Kori since February 2025. Ms. Behr and Mr. Kori are portfolio managers at NIMNA.

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The following chart supersedes and replaces certain portfolio manager information in the chart in the section "Fund Details – Management – Portfolio Managers" in the prospectus:

Name of Fund	Primary Portfolio Manager(s)
BNY Mellon Mid Cap Multi-Strategy Fund

Alicia Levine (investment allocation), Michael Mongelluzzo (Mid Cap Tax-Sensitive Strategy), Andrew Leger (Opportunistic Mid Cap Value Strategy), Monty Kori and Karen Behr (Mid Cap Growth Strategy), Steven L. Pollack (Boston Partners Mid Cap Value Strategy), and José Muñoz and William Scott Priebe (Geneva Mid Cap Growth Strategy)

BNY Mellon Small Cap Multi-Strategy Fund	Alicia Levine (investment allocation), Andrew Leger (Opportunistic Small Cap Strategy and Small Cap Value Strategy), and Monty Kori and Karen Behr (Small Cap Growth Strategy)

The following information supplements and replaces any contrary information included in the section "Fund Details – Management – Biographical Information" in the prospectus:

Monty Kori has been a primary portfolio manager of BNY Mellon Mid Cap Multi-Strategy Fund, with respect to the Mid Cap Growth Strategy, and of BNY Mellon Small Cap Multi-Strategy Fund, with respect to the Small Cap Growth Strategy, since February 2025. Mr. Kori is a portfolio manager at NIMNA. He has been employed by NIMNA or a predecessor company of NIMNA since 2017.

Andrew Leger has been a primary portfolio manager of BNY Mellon Mid Cap Multi-Strategy Fund, with respect to the Opportunistic Mid Cap Value Strategy, and of BNY Mellon Small Cap Multi-Strategy Fund, with respect to the Opportunistic Small Cap Strategy and Small Cap Value Strategy, since September 2021. Mr. Leger is a portfolio manager at NIMNA. He has been employed by NIMNA or a predecessor company of NIMNA since 2014.

The information for John R. Porter III in the section "Fund Details – Management – Biographical Information" in the prospectus is removed in its entirety.

0957-0958S0225

February 11, 2025

BNY MELLON FUNDS TRUST

-	BNY Mellon BNY Mellon Mid Cap Multi-Strategy Fund
-	BNY Mellon Small Cap Multi-Strategy Fund

Supplement to Current Statement of Additional Information

The following information supplements the portfolio manager information contained in the section of the Statement of Additional Information entitled "Certain Portfolio Manager Information":

The following table lists the number and types of accounts (including the funds) advised by each fund's primary portfolio manager(s) and assets under management in those accounts as of the end of the last fiscal year of the funds they manage, except if otherwise indicated.

Primary Portfolio Manager	Registered Investment Companies	Total Assets Managed	Other Pooled Investment Vehicles	Total Assets Managed	Other Accounts	Total Assets Managed
Monty Kori[1]	None	N/A	None	N/A	2	$281M

[1]	Because Mr. Kori became a primary portfolio manager of BNY Mellon Mid Cap Multi-Strategy Fund and BNY Mellon Small Cap Multi-Strategy Fund as of February 11, 2025, his information is as of December 31, 2024.

The following table provides information on accounts managed (included within the table above) by each primary portfolio manager that are subject to performance-based advisory fees.

Primary Portfolio Manager	Type of Account	Number of Accounts Subject to Performance Fees	Total Assets of Accounts
Monty Kori	None	N/A	N/A

The following table lists the dollar range of fund shares beneficially owned by the primary portfolio manager(s) as of the end of the fund's last fiscal year, except if otherwise indicated.

Primary Portfolio Manager	Fund	Dollar Range of Fund Shares Beneficially Owned
Monty Kori[1]	BNY Mellon Mid Cap Multi-Strategy Fund	None
	BNY Mellon Small Cap Multi-Strategy Fund	None

1 Because Mr. Kori became a primary portfolio manager of BNY Mellon Mid Cap Multi-Strategy Fund and BNY Mellon Small Cap Multi-Strategy Fund as of February 11, 2025, his information is as of December 31, 2024.

GRP12-SAISTK-0225